12. Stock-based Compensation - Warrant Award Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Equity [Abstract]
Warrants Outstanding, Shares, Beginning	250,000
Warrants Outstanding, Fair Value, Beginning	$ 0.59
Granted, Shares		250,000
Granted, Fair Value		$ .59
Warrants Outstanding, Shares, Ending	250,000	250,000
Warrants Outstanding, Fair Value, Ending	$ 0.59	$ 0.59
Vested, Shares	250,000
Vested, Fair value	$ 0.59